Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

11.  Property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$’m	$’m	$’m	$’m
Cost
At January 1, 2022	439	1,990	138	2,567
Additions	266	506	52	824
Disposals	(17)	(30)	(2)	(49)
Exchange	(15)	(56)	(5)	(76)
At December 31, 2022	673	2,410	183	3,266
Depreciation
At January 1, 2022	(148)	(512)	(65)	(725)
Charge for the year	(57)	(139)	(25)	(221)
Disposals	14	28	2	44
Exchange	6	16	4	26
At December 31, 2022	(185)	(607)	(84)	(876)
Net book value
At December 31, 2022	488	1,803	99	2,390
Cost
At January 1, 2023	673	2,410	183	3,266
Additions	175	292	26	493
Acquisition	—	4	—	4
Impairment	—	(18)	—	(18)
Disposals	(16)	(38)	(3)	(57)
Exchange	10	45	4	59
At December 31, 2023	842	2,695	210	3,747
Depreciation
At January 1, 2023	(185)	(607)	(84)	(876)
Charge for the year	(71)	(174)	(30)	(275)
Disposals	12	36	3	51
Exchange	(3)	(14)	(2)	(19)
At December 31, 2023	(247)	(759)	(113)	(1,119)
Net book value
At December 31, 2023	595	1,936	97	2,628

In February 2023, the Group completed the acquisition of a majority share in NOMOQ AG (“NOMOQ”), a startup digital can printer based in Zurich, Switzerland, for an initial consideration of €15 million, with a further €10 million payable in 2024, subject to NOMOQ achieving certain milestones. Net of €15 million cash acquired; the transaction did not result in a cash outflow for the Group. These consolidated financial statements include management’s substantially completed allocation of the fair values of assets acquired and liabilities assumed, subject to final completion during Q1 2024. In conjunction with this transaction, the Group has entered into put and call option arrangements for the acquisition of the outstanding non-controlling interest (“NCI”), part of which are treated as a compensation arrangement for accounting purposes, and could result in future payments to the holders of such NCI, depending on the future performance of NOMOQ. The Group is presenting the fair value of such obligation in other liabilities and provisions. An initial estimate of the fair value, which has been reflected in other reserves, has been calibrated such that the present value of the liability is equal to the fair value of the NCI that is subject to the put and call arrangement as at the valuation date.

Depreciation expense of $257 million (2022: $206 million; 2021: $181 million) has been charged in cost of sales and $18 million (2022: $15 million; 2021: $11 million) in sales, general and administration expenses.

Construction in progress at December 31, 2023 was $447 million (2022: $631 million).

Included in property, plant and equipment is an amount for land of $51 million (2022: $47 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2022: $nil).

Impairment

The Group has considered the carrying value of the property, plant and equipment of the Group and assessed the indicators of impairment at December 31, 2023 in accordance with IAS 36. In the year ended December 31, 2023, an impairment charge of $18 million (2022: $nil) has been recognized, of which $9 million relates to the impairment of plant and machinery in Europe and $9 million relates to the impairment of plant and machinery in the Americas, principally arising from the Group’s capacity alignment programs.

The Group has concluded that the potential impact of climate change does not have a significant impact on the carrying value or remaining useful lives of the property, plant and equipment of the Group at December 31, 2023.

Right of use assets — Net book value, depreciation and variable lease expense

The following right-of-use assets were included in property, plant and equipment:

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value At December 31,	$’m	$’m	$’m	$’m
2023	153	223	36	412
2022	126	164	37	327

The increase in the net book value of the right-of-use assets at December 31, 2023 to $412 million is primarily the result of total additions during the year to the right-of-use assets of $163 million, acquisitions of $1 million and exchange gains of $3 million, offset by a depreciation charge of $78 million, comprised of land and buildings ($52 million), plant and machinery ($19 million) and dunnage and other ($7 million) and disposals of $4 million.

The increase in the net book value of the right-of-use assets at December 31, 2022 to $327 million is primarily the result of total additions during the year to the right-of-use assets of $211 million, offset by a depreciation charge of $57 million, comprised of land and buildings ($41 million), plant and machinery ($10 million) and dunnage and other ($6 million) and exchange losses.

The Group incurred variable lease expense of $40 million for the year ended December 31, 2023 (2022: $38 million, 2021: $35 million) primarily related to warehouse leases.

Capital commitments

The Group had contracted capital commitments in relation to property, plant and equipment for the year ended December 31, 2023, of $124 million (2022: $303 million, 2021: $452 million).